Description of Business, Organization and Significant Concentrations and Risk - VIE Financial Statements (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Prepaid expenses and other current assets		¥ 16,490,369		¥ 7,836,092		$ 2,368,693
Total current assets		183,560,151		213,394,902		26,366,766
Long-term investments		45,726,391		66,390,898		6,568,185
Property and equipment, net		42,070,794		37,430,741		6,043,091
Other non-current assets		16,402,750		799,652		2,356,108
Total assets		676,089,833		335,138,771		97,114,228
Accrued expenses and other payables		47,747,054		18,111,939		6,858,437
Payable for business acquisition		19,642,082				2,821,409
Total current liabilities		264,816,284		19,745,915		38,038,481
Total liabilities		325,558,213		19,745,915		$ 46,763,513
Net revenues	¥ 5,185,822	97,770,167	$ 14,043,806	1,338,592	¥ 7,389,371
Net income (loss)	27,837,080	(129,218,299)	(18,561,048)	850,601,505	¥ (26,076,225)
Net cash used in operating activities	95,605,639	(57,876,559)	(8,313,448)	(312,626,305)
Net cash used in investing activities	(20,604,329)	(36,945,321)	(5,306,863)	1,201,735,714
Net cash received from financing activities	¥ (70,148,709)	57,566,469	$ 8,268,906	(949,893,989)
ATA Intelligent Learning
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Cash		435,122		25,369,355
Prepaid expenses and other current assets		4,180		32,860
Total current assets		439,302		25,402,215
Long-term investments		89,605,550		5,919,198
Property and equipment, net		11,972		8,382
Other non-current assets		2,590
Total assets		90,059,414		31,329,795
Accrued expenses and other payables				455,577
Payable for business acquisition		19,642,082
Amounts due to a related party		42,000,000		28,000,000
Total current liabilities		61,642,082		28,455,577
Total liabilities		61,642,082		28,455,577
Net income (loss)		(14,456,886)		(7,125,782)
Net cash used in operating activities		(1,441,360)		(172,145)
Net cash used in investing activities		(77,492,873)		(12,458,500)
Net cash received from financing activities		¥ 54,000,000		¥ 38,000,000